Real Estate Properties - Balance Sheet Information for Disposal of Property (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of discontinued operations	$ 0	$ 12,541
Liabilities of discontinued operations	$ 0	45
Discontinued operations | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate properties, net		12,260
Other assets		281
Assets of discontinued operations		12,541
Other liabilities		45
Liabilities of discontinued operations		$ 45